Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ 121,662	$ 621,974	$ 1,047,641	$ 1,415,745
Adjustments to reconcile net income to net cash in operating activities:
Accrued interest income from loans	(147,835)
Net investment gain	(652,494)	(956,341)
Changes in operating assets and liabilities:
Deferred offering cost		(130,134)	(130,134)	60,000
Prepaid expenses and other current assets		(130,735)		40,000
Net cash used in operating activities	(678,667)	(595,236)	(862,825)	(283,149)
Investing activities
Loans to third parties	(1,092,453)	(2,986,321)	(11,260,542)
Prepayment from third-party loans	2,443,523	600,000
Purchases of held-to maturity investments	(9,500,000)	(8,000,000)	(11,000,000)
Net cash used in investing activities	(8,148,930)	(10,386,321)	(6,270,591)
Financing activities
Advance from private placement	8,200,000
Proceeds from issuance of ordinary shares		15,142,902	15,142,902
Net cash provided by financing activities	8,200,000	15,142,902	15,142,902
Net (decrease) increase in cash	(1,637,638)	4,161,345	8,009,486	(283,149)
Cash at the beginning of period	8,236,065	226,578	226,578
Cash at the end of period	$ 6,598,427	$ 4,387,923	$ 8,236,065	$ 226,578